Note 11 - Share Capital - Assumptions (Details) - $ / shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Expected stock price volatility	114.00%	103.00%
Risk-free interest rate	0.56%	0.97%
Dividend yield
Expected life of options (in years)	4	3.17
Stock price on date of grant (in CAD per share)	$ 3.41	$ 0.80
Forfeiture rate